UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6653

The Jensen Quality Growth Fund Inc.

(Exact name of registrant as specified in charter)

5500 Meadows Road, Suite 200

Lake Oswego, OR 97035-8234
(Address of principal executive offices) (Zip code)

Robert McIver

5500 Meadows Road, Suite 200

Lake Oswego, OR 97035-8234
(Name and address of agent for service)

(800) 221-4384

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Stockholders.

(a)

Jensen Quality Growth Fund
Class J | JENSX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about the Jensen Quality Growth Fund for the period of June 1, 2023, to May 31, 2024.  You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$87	0.81%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended May 31, 2024, relative performance for the Jensen Quality Growth Fund was aided by an overweight position in the Information Technology sector and underweights in the Real Estate, Utilities and Energy sectors. Stock selection marginally benefited relative Fund performance in the Materials sector. Relative performance was hindered by the Fund’s underweight position in the Communication Services and Financials sectors and overweight positions in the Health Care and Consumer Staples sectors. Stock selection detracted from relative performance in the Health Care, Information Technology and Consumer Discretionary sectors.

During the period, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 56.33% of portfolio assets compared to 34.01% of the S&P 500 Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor appetite for risk following the U.S. avoidance of a recession and easing concerns over inflation.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Jensen Quality Growth Fund	PAGE 1	TSR_AR_476313101

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class J	14.29	12.57	12.10
S&P 500 Index	28.19	15.80	12.69
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$9,438,338,907
Number of Holdings	27
Net Advisory Fee	$49,066,231
Portfolio Turnover	10%
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2024)
Sector Breakdown *

Top 10 Issuers	(%)
Alphabet, Inc.	7.9%
Microsoft Corp.	7.7%
Apple, Inc.	6.3%
Marsh & McLennan Cos., Inc.	5.8%
Accenture PLC	5.8%
Stryker Corp.	5.5%
Intuit, Inc.	5.1%
UnitedHealth Group, Inc.	4.7%
PepsiCo, Inc.	4.4%
Mastercard, Inc.	3.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.jenseninvestment.com/reg-docs/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jensen Investment Management documents not be householded, please contact Jensen Investment Management at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jensen Investment Management or your financial intermediary.
Jensen Quality Growth Fund	PAGE 2	TSR_AR_476313101

Jensen Quality Growth Fund
Class R | JENRX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about the Jensen Quality Growth Fund for the period of June 1, 2023, to May 31, 2024.  You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$144	1.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended May 31, 2024, relative performance for the Jensen Quality Growth Fund was aided by an overweight position in the Information Technology sector and underweights in the Real Estate, Utilities and Energy sectors. Stock selection marginally benefited relative Fund performance in the Materials sector. Relative performance was hindered by the Fund’s underweight position in the Communication Services and Financials sectors and overweight positions in the Health Care and Consumer Staples sectors. Stock selection detracted from relative performance in the Health Care, Information Technology and Consumer Discretionary sectors.

During the period, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 56.33% of portfolio assets compared to 34.01% of the S&P 500 Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor appetite for risk following the U.S. avoidance of a recession and easing concerns over inflation.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Jensen Quality Growth Fund	PAGE 1	TSR_AR_476313200

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class R	13.68	12.04	11.64
S&P 500 Index	28.19	15.80	12.69
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$9,438,338,907
Number of Holdings	27
Net Advisory Fee	$49,066,231
Portfolio Turnover	10%
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2024)
Sector Breakdown *

Top 10 Issuers	(%)
Alphabet, Inc.	7.9%
Microsoft Corp.	7.7%
Apple, Inc.	6.3%
Marsh & McLennan Cos., Inc.	5.8%
Accenture PLC	5.8%
Stryker Corp.	5.5%
Intuit, Inc.	5.1%
UnitedHealth Group, Inc.	4.7%
PepsiCo, Inc.	4.4%
Mastercard, Inc.	3.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.jenseninvestment.com/reg-docs/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jensen Investment Management documents not be householded, please contact Jensen Investment Management at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jensen Investment Management or your financial intermediary.
Jensen Quality Growth Fund	PAGE 2	TSR_AR_476313200

Jensen Quality Growth Fund
Class I | JENIX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about the Jensen Quality Growth Fund for the period of June 1, 2023, to May 31, 2024.  You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended May 31, 2024, relative performance for the Jensen Quality Growth Fund was aided by an overweight position in the Information Technology sector and underweights in the Real Estate, Utilities and Energy sectors. Stock selection marginally benefited relative Fund performance in the Materials sector. Relative performance was hindered by the Fund’s underweight position in the Communication Services and Financials sectors and overweight positions in the Health Care and Consumer Staples sectors. Stock selection detracted from relative performance in the Health Care, Information Technology and Consumer Discretionary sectors.

During the period, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 56.33% of portfolio assets compared to 34.01% of the S&P 500 Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor appetite for risk following the U.S. avoidance of a recession and easing concerns over inflation.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Jensen Quality Growth Fund	PAGE 1	TSR_AR_476313309

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	14.53	12.81	12.37
S&P 500 Index	28.19	15.80	12.69
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$9,438,338,907
Number of Holdings	27
Net Advisory Fee	$49,066,231
Portfolio Turnover	10%
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2024)
Sector Breakdown *

Top 10 Issuers	(%)
Alphabet, Inc.	7.9%
Microsoft Corp.	7.7%
Apple, Inc.	6.3%
Marsh & McLennan Cos., Inc.	5.8%
Accenture PLC	5.8%
Stryker Corp.	5.5%
Intuit, Inc.	5.1%
UnitedHealth Group, Inc.	4.7%
PepsiCo, Inc.	4.4%
Mastercard, Inc.	3.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.jenseninvestment.com/reg-docs/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jensen Investment Management documents not be householded, please contact Jensen Investment Management at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jensen Investment Management or your financial intermediary.
Jensen Quality Growth Fund	PAGE 2	TSR_AR_476313309

Jensen Quality Growth Fund
Class Y | JENYX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about the Jensen Quality Growth Fund for the period of June 1, 2023, to May 31, 2024.  You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$56	0.52%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended May 31, 2024, relative performance for the Jensen Quality Growth Fund was aided by an overweight position in the Information Technology sector and underweights in the Real Estate, Utilities and Energy sectors. Stock selection marginally benefited relative Fund performance in the Materials sector. Relative performance was hindered by the Fund’s underweight position in the Communication Services and Financials sectors and overweight positions in the Health Care and Consumer Staples sectors. Stock selection detracted from relative performance in the Health Care, Information Technology and Consumer Discretionary sectors.

During the period, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 56.33% of portfolio assets compared to 34.01% of the S&P 500 Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor appetite for risk following the U.S. avoidance of a recession and easing concerns over inflation.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Jensen Quality Growth Fund	PAGE 1	TSR_AR_476313408

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2016)
Class Y	14.63	12.91	13.26
S&P 500 Index	28.19	15.80	14.32
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$9,438,338,907
Number of Holdings	27
Net Advisory Fee	$49,066,231
Portfolio Turnover	10%
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2024)
Sector Breakdown *

Top 10 Issuers	(%)
Alphabet, Inc.	7.9%
Microsoft Corp.	7.7%
Apple, Inc.	6.3%
Marsh & McLennan Cos., Inc.	5.8%
Accenture PLC	5.8%
Stryker Corp.	5.5%
Intuit, Inc.	5.1%
UnitedHealth Group, Inc.	4.7%
PepsiCo, Inc.	4.4%
Mastercard, Inc.	3.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.jenseninvestment.com/reg-docs/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jensen Investment Management documents not be householded, please contact Jensen Investment Management at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jensen Investment Management or your financial intermediary.
Jensen Quality Growth Fund	PAGE 2	TSR_AR_476313408

(b)	Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. Incorporated by reference to the Registrant’s Form N-CSR filed August 4, 2017.

Item 3. Audit Committee Financial Expert.

The registrant’s board of [trustees/directors] has determined that there is at least one audit committee financial expert serving on its audit committee. Kathleen J. Kee, Kenneth Thrasher, and Janet G. Hamilton PhD, CFA, are the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” provided by the principal accountant were. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/2024	FYE 5/31/2023
(a) Audit Fees	25,200	23,100
(b) Audit-Related Fees	0	0
(c) Tax Fees	4,750	4,500
(d) All Other Fees	0	0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 5/31/24	FYE 5/31/23
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 5/31/2024	FYE 5/31/2023
Registrant	4,750	4,500
Registrant’s Investment Adviser	36,500	28,000

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Jensen Quality Growth Fund

Class J Shares	Class R Shares	Class I Shares	Class Y Shares

Jensen Quality Growth Fund
Schedule of Investments
As of May 31, 2024

	Shares	Value
COMMON STOCKS — 99.7%
Beverages — 4.4%
PepsiCo, Inc.	2,375,000	$410,637,500
Commercial Services & Supplies — 2.9%
Waste Management, Inc.	1,290,000	271,841,700
Containers & Packaging — 1.5%
Ball Corp.	2,050,000	142,331,500
Electronic Equipment, Instruments & Components — 2.4%
Amphenol Corp. - Class A	1,716,000	227,146,920
Financial Services — 3.9%
Mastercard, Inc. - Class A	817,000	365,256,190
Health Care Equipment & Supplies — 5.5%
Stryker Corp.	1,532,000	522,549,880
Health Care Providers & Services — 4.7%
UnitedHealth Group, Inc.	895,000	443,356,150
Hotels, Restaurants & Leisure — 4.2%
McDonald’s Corp.	356,000	92,164,840
Starbucks Corp.	3,840,000	308,044,800
		400,209,640
Household Products — 2.7%
Procter & Gamble Co.	1,566,000	257,669,640
Insurance — 5.8%
Marsh & McLennan Cos., Inc.	2,642,000	548,426,360
Interactive Media & Services — 7.9%
Alphabet, Inc. - Class A(a)	4,331,000	747,097,500
IT Services — 5.8%
Accenture PLC - Class A	1,942,000	548,207,180
Pharmaceuticals — 4.7%
Johnson & Johnson	1,548,000	227,045,160
Zoetis, Inc.	1,280,000	217,036,800
		444,081,960
Professional Services — 11.2%
Automatic Data Processing, Inc.	1,433,000	350,970,360
Broadridge Financial Solutions, Inc.	1,389,000	278,869,530
Equifax, Inc.	1,124,000	260,082,360
Verisk Analytics, Inc.	679,000	171,637,620
		1,061,559,870
Semiconductors & Semiconductor Equipment — 7.1%
KLA Corp.	434,000	329,636,020
Texas Instruments, Inc.	1,764,000	343,997,640
		673,633,660

The accompanying notes are an integral part of these financial statements.

1

Jensen Quality Growth Fund
Schedule of Investments
As of May 31, 2024

	Shares	Value
COMMON STOCKS (Continued)
Software — 12.8%
Intuit, Inc.	846,000	$487,668,240
Microsoft Corp.	1,745,000	724,401,850
		1,212,070,090
Specialty Retail — 2.3%
Home Depot, Inc.	638,000	213,647,060
Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc.	3,099,000	595,782,750
Textiles, Apparel & Luxury Goods — 3.4%
NIKE, Inc. - Class B	3,425,000	325,546,250
TOTAL COMMON STOCKS (Cost $4,714,709,374)		9,411,051,800
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
First American Treasury Obligations Fund - Class X, 5.22%(b)	28,967,179	28,967,179
TOTAL SHORT-TERM INVESTMENTS (Cost $28,967,179)		28,967,179
TOTAL INVESTMENTS — 100.0% (Cost $4,743,676,553)		$9,440,018,979
Liabilities in Excess of Other Assets — 0.0%(c)		(1,680,072)
TOTAL NET ASSETS — 100.0%		$9,438,338,907

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

Jensen Quality Growth Fund
Statement of Assets & Liabilities
As of May 31, 2024

Assets:
Investment, at value (Cost $4,743,676,553)	$9,440,018,979
Dividend and interest income receivable	6,166,767
Receivable for capital stock issued	4,147,222
Other assets	266,852
Total assets	9,450,599,820
Liabilities:
Payable to Investment Adviser	3,947,046
Payable for capital stock redeemed	5,566,329
Accrued distribution fees	853,313
Accrued director fees	90,785
Accrued expenses and other liabilities	1,803,440
Total liabilities	12,260,913
Total Net Assets	$9,438,338,907
Net Assets Consist of:
Capital stock	4,417,664,123
Total distributable earnings	5,020,674,784
Total Net Assets	$9,438,338,907
Net Assets Consist of:
Class J Shares
Net Assets	$2,385,457,184
Shares outstanding	39,193,144
Net Asset Value - Offering Price and Redemption Price Per Share (2,000,000,000 shares authorized)	$60.86
Class R Shares
Net Assets	$14,365,668
Shares outstanding	237,444
Net Asset Value - Offering Price and Redemption Price Per Share (1,000,000,000 shares authorized)	$60.50
Class I Shares
Net Assets	$4,998,911,833
Shares outstanding	82,230,969
Net Asset Value - Offering Price and Redemption Price Per Share (1,000,000,000 shares authorized)	$60.79
Class Y Shares
Net Assets	$2,039,604,222
Shares outstanding	33,557,394
Net Asset Value - Offering Price and Redemption Price Per Share (1,000,000,000 shares authorized)	$60.78

The accompanying notes are an integral part of these financial statements.

3

Jensen Quality Growth Fund
Statement of Operations
Year Ended May 31, 2024
Investment Income:
Dividend income	$152,077,061
Interest income	6,716,662
Total investment income	158,793,723
Expenses:
Investment advisory fees	49,066,231
12b-1 fees - Class J	6,092,670
Shareholder servicing fees - Class I	3,997,708
Administration fees	1,585,522
Sub-transfer agent expenses - Class J	1,032,494
Fund accounting fees	552,970
Directors’ fees and expenses	414,449
Reports to shareholders - Class I	283,941
Transfer agent expenses	273,686
Custody fees	262,279
Federal and state registration fees	253,624
Other	153,182
Reports to shareholders - Class Y	146,537
Professional fees	145,860
Chief Compliance Officer fees	100,008
Reports to shareholders - Class J	84,900
12b-1 fees - Class R	71,070
Transfer agent fees - Class J	40,797
Shareholder servicing fees - Class R	23,231
Transfer agent fees - Class R	22,777
Transfer agent fees - Class Y	18,251
Transfer agent fees - Class I	16,055
Interest expense	8,244
Reports to shareholders - Class R	844
Total expenses	64,647,330
Net Investment Income	94,146,393
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investment transactions	804,236,239
Change in unrealized appreciation/depreciation on investments	483,239,484
Net realized and unrealized gain on investments	1,287,475,723
Net Increase in Net Assets Resulting from Operations	$1,381,622,116

The accompanying notes are an integral part of these financial statements.

4

Jensen Quality Growth Fund
Statements of Changes in Net Assets

	Year Ended May 31, 2024	Year Ended May 31, 2023
Operations:
Net investment income	$94,146,393	$105,077,071
Net realized gain on investment transactions	804,236,239	338,979,430
Change in unrealized appreciation/depreciation on investments	483,239,484	(200,761,543)
Net increase in net assets resulting from operations	1,381,622,116	243,294,958
Capital Share Transactions:
Shares Sold - Class J	141,966,666	225,858,703
Shares Sold - Class R	2,185,506	2,231,395
Shares Sold - Class I	735,476,591	1,029,928,367
Shares Sold - Class Y	349,264,831	882,978,110
Shares issued in reinvestment of dividends - Class J	178,973,032	68,403,205
Shares issued in reinvestment of dividends - Class R	961,777	380,075
Shares issued in reinvestment of dividends - Class I	378,940,634	142,409,876
Shares issued in reinvestment of dividends - Class Y	165,966,595	74,379,953
Shares redeemed - Class J	(441,451,900)	(366,840,232)
Shares redeemed - Class R	(3,154,969)	(6,604,069)
Shares redeemed - Class I	(1,321,668,479)	(989,100,871)
Shares redeemed - Class Y	(1,452,695,646)	(873,801,273)
Net Increase (Decrease)	(1,265,235,362)	190,223,239
Dividends and Distributions to Shareholders:
Dividends and distributions to shareholders - Class J	(181,763,494)	(69,452,241)
Dividends and distributions to shareholders - Class R	(961,777)	(380,078)
Dividends and distributions to shareholders - Class I	(397,318,116)	(149,818,028)
Dividends and distributions to shareholders - Class Y	(206,955,087)	(96,681,208)
Total dividends and distributions	(786,998,474)	(316,331,555)
Increase (Decrease) in Net Assets	(670,611,720)	117,186,642
Net Assets:
Beginning of Year	10,108,950,627	9,991,763,985
End of Year	$9,438,338,907	$10,108,950,627

The accompanying notes are an integral part of these financial statements.

5

Financial Highlights
Jensen Quality Growth Fund
Class J

	Year ended May 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$57.43	$57.86	$60.00	$49.46	$47.79
Income from investment operations:
Net investment income(1)	0.46	0.50	0.44	0.52	0.58
Net realized and unrealized gains on investments	7.57	0.75	1.83	15.63	5.30
Total from investment operations	8.03	1.25	2.27	16.15	5.88
Less distributions:
Dividends from net investment income	(0.46)	(0.49)	(0.40)	(0.52)	(0.54)
Distributions from capital gains	(4.14)	(1.19)	(4.01)	(5.09)	(3.67)
Total distributions	(4.60)	(1.68)	(4.41)	(5.61)	(4.21)
Net asset value, end of year	$60.86	$57.43	$57.86	$60.00	$49.46
Total return	14.29%	2.29%	2.92%	33.95%	12.15%
Supplemental data and ratios:
Net assets, end of year (000’s)	$2,385,457	$2,363,726	$2,455,146	$2,549,594	$2,422,553
Ratio of expenses to average net assets	0.81%	0.82%	0.81%	0.82%	0.84%
Ratio of net investment income to average net assets	0.73%	0.88%	0.69%	0.89%	1.11%
Porfolio turnover rate	10.46%	15.67%	10.87%	12.33%	23.38%

(1)	Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustments for permanent book-to-tax differences.
The accompanying notes are an integral part of these financial statements.

6

Financial Highlights
Jensen Quality Growth Fund
Class R

	Year ended May 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$57.10	$57.49	$59.66	$49.18	$47.53
Income from investment operations:
Net investment income(1)	0.12	0.26	0.16	0.25	0.34
Net realized and unrealized gains on investments	7.54	0.74	1.81	15.57	5.30
Total from investment operations	7.66	1.00	1.97	15.82	5.64
Less distributions:
Dividends from net investment income	(0.12)	(0.20)	(0.13)	(0.25)	(0.32)
Distributions from capital gains	(4.14)	(1.19)	(4.01)	(5.09)	(3.67)
Total distributions	(4.26)	(1.39)	(4.14)	(5.34)	(3.99)
Net asset value, end of year	$60.50	$57.10	$57.49	$59.66	$49.18
Total return	13.68%	1.83%	2.44%	33.36%	11.66%
Supplemental data and ratios:
Net assets, end of year (000’s)	$14,366	$13,531	$17,801	$26,380	$23,995
Ratio of expenses to average net assets	1.34%	1.29%	1.26%	1.26%	1.27%
Ratio of net investment income to average net assets	0.20%	0.41%	0.23%	0.44%	0.68%
Porfolio turnover rate	10.46%	15.67%	10.87%	12.33%	23.38%

(1)	Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustments for permanent book-to-tax differences.
The accompanying notes are an integral part of these financial statements.

7

Financial Highlights
Jensen Quality Growth Fund
Class I

	Year ended May 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$57.38	$57.82	$59.99	$49.46	$47.81
Income from investment operations:
Net investment income(1)	0.57	0.61	0.57	0.61	0.66
Net realized and unrealized gains on investments	7.58	0.76	1.84	15.65	5.34
Total from investment operations	8.15	1.37	2.41	16.26	6.00
Less distributions:
Dividends from net investment income	(0.60)	(0.62)	(0.57)	(0.64)	(0.68)
Distributions from capital gains	(4.14)	(1.19)	(4.01)	(5.09)	(3.67)
Total distributions	(4.74)	(1.81)	(4.58)	(5.73)	(4.35)
Net asset value, end of year	$60.79	$57.38	$57.82	$59.99	$49.46
Total return	14.53%	2.51%	3.14%	34.24%	12.41%
Supplemental data and ratios:
Net assets, end of year (000’s)	$4,998,912	$4,909,180	$4,762,505	$5,003,474	$4,002,485
Ratio of expenses to average net assets	0.60%	0.61%	0.61%	0.61%	0.60%
Ratio of net investment income to average net assets	0.95%	1.09%	0.89%	1.10%	1.37%
Porfolio turnover rate	10.46%	15.67%	10.87%	12.33%	23.38%

(1)	Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustments for permanent book-to-tax differences.
The accompanying notes are an integral part of these financial statements.

8

Financial Highlights
Jensen Quality Growth Fund
Class Y

	Year ended May 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$57.37	$57.82	$59.98	$49.46	$47.80
Income from investment operations:
Net investment income(1)	0.62	0.66	0.62	0.66	0.73
Net realized and unrealized gains on investments	7.58	0.75	1.84	15.64	5.31
Total from investment operations	8.20	1.41	2.46	16.30	6.04
Less distributions:
Dividends from net investment income	(0.65)	(0.67)	(0.61)	(0.69)	(0.71)
Distributions from capital gains	(4.14)	(1.19)	(4.01)	(5.09)	(3.67)
Total distributions	(4.79)	(1.86)	(4.62)	(5.78)	(4.38)
Net asset value, end of year	$60.78	$57.37	$57.82	$59.98	$49.46
Total return	14.63%	2.59%	3.23%	34.34%	12.51%
Supplemental data and ratios:
Net assets, end of year (000’s)	$2,039,604	$2,822,513	$2,756,312	$2,755,356	$2,306,038
Ratio of expenses to average net assets	0.52%	0.52%	0.52%	0.52%	0.54%
Ratio of net investment income to average net assets	1.03%	1.17%	0.98%	1.18%	1.46%
Porfolio turnover rate	10.46%	15.67%	10.87%	12.33%	23.38%

(1)	Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustments for permanent book-to-tax differences.
The accompanying notes are an integral part of these financial statements.

9

Notes to the Financial Statements
May 31, 2024
1. Organization and Significant Accounting Policies
The Jensen Quality Growth Fund Inc. (the “Fund”), was incorporated as an Oregon corporation on April 17, 1992, and is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund commenced operations on August 3, 1992. Effective March 1, 2018, the name of the Fund was changed from The Jensen Portfolio, Inc. doing business as Jensen Quality Growth Fund to The Jensen Quality Growth Fund Inc. The Fund is authorized to issue 5,000,000,000 shares of common stock, all of which have been authorized for the existing share classes. The Fund currently offers four different classes of shares; Class J, Class R, Class I, and Class Y. Class J shares are subject to a 0.25% 12b-1 fee and a sub-transfer agency fee, Class R shares are subject to a 0.50% 12b-1 fee and up to a 0.25% shareholder servicing fee, Class I shares are subject to a shareholder servicing fee of up to 0.10%, and Class Y shares are not subject to any 12b-1, shareholder servicing or sub transfer agency fee as described in the separate prospectuses for each of the Fund’s share classes. Each class of shares has identical rights and privileges except with respect to the 12b-1 fees, sub-transfer agency fees, shareholder servicing fees, and voting rights on matters affecting a single class of shares. The principal investment objective of the Fund is long-term capital appreciation.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies”.
The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
a)
Investment Valuation – Securities that are listed on United States stock exchanges are valued at the last sale price at the close of the exchange. Equity securities listed on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price or, if there has been no sale on that day, at their current bid price. Investments in open-end and closed-end registered investment companies, including money market funds, that do not trade on an exchange are valued at the end of day net asset value per share. Quotations are taken from the market in which the security is primarily traded. Over-the-counter securities are valued at the current bid price in the absence of a closing price. Securities for which market quotations are not readily available are valued at fair value as determined by Jensen Investment Management, Inc. (the “Investment Adviser”) at or under the direction of the Fund’s Board of Directors.

There is no definitive set of circumstances under which the Fund may elect to use fair value procedures to value a security. Although the Fund only invests in publicly traded securities, the large majority of which are large capitalization, highly liquid securities, they nonetheless may become securities for which market quotations are not readily available, such as in instances where the market quotation for a security has become stale, sales of a security have been infrequent, trading in the security has been suspended, or where there is a thin market in the security. Securities for which market quotations are not readily available will be valued at their fair value as determined under the Fund’s fair valuation procedures established by the Board of Directors. The Fund is prohibited from investing in restricted securities (securities issued in private placement transactions that may not be offered or sold to the public without registration under the securities laws); therefore, fair value pricing considerations for restricted securities are generally not applicable to the Fund.

Fair Value Measurement – The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for

10

Notes to the Financial Statements
May 31, 2024(Continued)
measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the year. The three levels of the fair value hierarchy are as follows:

Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and prices for similar securities, interest rates, credit risk, etc.

Level 3 – Inputs that are unobservable (including the Fund’s own assumptions in determining the fair value of investments).

Inputs refer broadly to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Fund. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, include common stocks and certain money market securities, and are classified within Level 1. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all.

The following is a summary of the inputs used, as of May 31, 2024, to value the Fund’s investments carried at fair value. The inputs and methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Investments at Value	Total	Level 1	Level 2	Level 3
Total Common Stocks*	$9,411,051,800	$9,411,051,800	$ —	$ —
Total Money Market Fund	28,967,179	28,967,179	—	—
Total Investments	$9,440,018,979	$9,440,018,979	$—	$—

*	For further information regarding security characteristics and industry classifications, please see the Schedule of Investments.

The Fund did not hold any investments during the period ended May 31, 2024 with significant unobservable inputs which would be classified as Level 3. The Fund did not hold any derivative instruments during the reporting year.
b)
Federal Income Taxes – No provision has been made for Federal income taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to its shareholders and otherwise comply with the provision of the Internal Revenue Code applicable to regulated investment companies.

11

Notes to the Financial Statements
May 31, 2024(Continued)

The Fund has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken as of and for the year ended May 31, 2024. The Fund recognizes interest and penalties, if any, related to uncertain tax benefits in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. Open tax years are those that are open for exam by taxing authorities. The Fund has no examination in progress. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
c)
Distributions to Shareholders – Dividends to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid quarterly by the Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.
d)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
e)
Guarantees and Indemnifications – Under the Fund’s organizational documents, each director, officer, employee or other agent of the Fund is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.
f)
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Transfer agent fees and reports to shareholders are allocated based on the number of shareholder accounts in each class. Sub-transfer agency fees are expensed and approved by the Fund’s Board of Directors to the Class J shares based on the yearly average of five published per-account rates from five known brokerages. 12b-1 fees are expensed at 0.25% of average daily net assets of Class J shares and 0.50% of average daily net assets of Class R shares. Shareholder servicing fees are expensed at up to 0.10% and up to 0.25% of the average daily net assets of Class I shares and Class R shares, respectively.
g)
Other – Investment and shareholder transactions are recorded on trade date. Gains or losses from investment transactions are determined on the basis of identified carrying value using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

12

Notes to the Financial Statements
May 31, 2024(Continued)
2. Capital Share Transactions
Transactions in shares of the Fund were as follows:

	Year Ended May 31,
	2024	2023
Class R
Shares sold	36,625	40,376
Shares issued in reinvestment of dividends	16,432	6,892
Shares redeemed	(52,599)	(119,902)
Net decrease	458	(72,634)
Shares outstanding:
Beginning of year	236,986	309,620
End of year	237,444	236,986
Class J
Shares sold	2,365,586	4,031,942
Shares issued in reinvestment of dividends	3,039,710	1,237,255
Shares redeemed	(7,367,350)	(6,546,978)
Net decrease	(1,962,054)	(1,277,781)
Shares outstanding:
Beginning of year	41,155,198	42,432,979
End of year	39,193,144	41,155,198
Class I
Shares sold	12,274,794	18,407,562
Shares issued in reinvestment of dividends	6,444,223	2,581,241
Shares redeemed	(22,044,809)	(17,801,411)
Net increase (decrease)	(3,325,792)	3,187,392
Shares outstanding:
Beginning of year	85,556,761	82,369,369
End of year	82,230,969	85,556,761
Class Y
Shares sold	5,820,915	15,935,174
Shares issued in reinvestment of dividends	2,822,846	1,348,362
Shares redeemed	(24,282,543)	(15,759,798)
Net increase	(15,638,782)	1,523,738
Shares outstanding:
Beginning of year	49,196,176	47,672,438
End of year	33,557,394	49,196,176

3. Investment Transactions
The aggregate purchases and aggregate sales of securities, excluding short-term investments, by the Fund for the year ended May 31, 2024, were $1,053,772,658 and $2,802,312,316, respectively.
4. Income Taxes
The distributions of $98,668,454 and $106,314,260 paid during the years ended May 31, 2024 and 2023, respectively, were classified as ordinary income for tax purposes. The distributions of
$688,330,020 and $210,017,295 paid during the years ended May 31, 2024 and 2023, respectively, were classified as long-term capital gain for income tax purposes.

13

Notes to the Financial Statements
May 31, 2024(Continued)
Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended
May 31, 2024, distributable earnings decreased by $96,115,083 and capital stock increased by
$96,115,083. The permanent difference relates to tax equalization.
At May 31, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments	$4,751,974,079
Gross unrealized appreciation	$4,783,949,637
Gross unrealized depreciation	(95,904,737)
Net unrealized appreciation	4,688,044,900
Undistributed ordinary income	11,429,364
Undistributed long-term capital gain	321,200,523
Distributable earnings	332,629,887
Other accumulated gains	(3)
Total distributable earnings	$5,020,674,784

The cost of investments differ for financial statement and tax purposes primarily due to the deferral of losses on wash sales.
5. Line of Credit
The Fund has the lesser of (i) $400 million, (ii) 20% of the gross market value of the Fund, or (iii) 33.33% of the net market value of the unencumbered assets of the Fund available under a revolving credit facility, subject to certain restrictions, for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The secured line of credit has a one-year term and is reviewed annually by the Board of Directors. The credit facility is with the Fund’s custodian, U.S. Bank. The current credit facility runs through December 9, 2024. The interest rate on the outstanding principal amount is equal to the prime rate less 1%. As of May 31, 2024 the interest rate on the Fund’s line of credit was 7.50%. During the year ended May 31, 2024, the Jensen Quality Growth Fund borrowed a total of two times in the year and had an average borrowings of $25,091,000 on those days. The Fund’s max borrowing was on August 3, 2023.
6. Investment Advisory Agreement
The Fund is a party to an Investment Advisory and Service Contract with the Investment Adviser. Pursuant to the terms of the Investment Advisory and Service Contract approved by Fund shareholders, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.50% as applied to the Fund’s average daily net assets of $4 billion or less, 0.475% as applied to the Fund’s average daily net assets of more than $4 billion and up to $8 billion, 0.45% as applied to the Fund’s average daily net assets of more than $8 billion and up to $12 billion, and 0.425% as applied to the Fund’s average daily net assets of more than $12 billion.
Certain officers and a director of the Fund are also officers and directors of the Investment Adviser.
7. Distribution and Shareholder Servicing
The Fund has adopted a distribution and shareholder servicing plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides that the Fund make payments to the Fund’s distributor at an annual rate of 0.25% of average daily net assets attributable to Class J shares and 0.50% of the average daily net assets attributable to Class R shares. The Fund’s distributor may then make payments

14

Notes to the Financial Statements
May 31, 2024(Continued)
to financial intermediaries or others at an annual rate of up to 0.25% of the average daily net assets attributable to Class J shares and up to 0.50% of the average daily net assets attributable to Class R shares. Payments under the 12b-1 Plan shall be used to compensate the Fund’s distributor or others for services provided and expenses incurred in connection with the sale and/or servicing of shares. 12b-1 fees incurred for the year ended May 31, 2024, are disclosed on the Statement of Operations and the amount payable at year end is disclosed on the Statement of Assets and Liabilities.
In addition, the Fund has adopted a Shareholder Servicing Plan for Class I shares under which the Fund can pay for shareholder support services from the Fund’s assets pursuant to a Shareholder Servicing Agreement in an amount not to exceed 0.10% of the Fund’s average daily net assets attributable to Class I shares. The amount actually incurred for the year ended May 31, 2024 was 0.08% on an annualized basis.
The Fund has also adopted a Shareholder Servicing Plan for the Class R shares. Under the Shareholder Servicing Plan, the Fund can pay for shareholder support services, which include the recordkeeping and administrative services provided by retirement plan administrators to retirement plans (and their participants) that are shareholders of the class. Payments will be made pursuant to a Shareholder Servicing Agreement in an amount not to exceed 0.25% of the Fund’s average daily net assets attributable to Class R shares. The amount actually incurred for the year ended May 31, 2024 was 0.16% on an annualized basis.
8. Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At May 31, 2024, Charles Schwab & Co., Inc., for the benefit of its customers, held 48.36% of the outstanding shares of the Class J share class. At May 31, 2024, Wells Fargo Clearing Services LLC, for the benefit of its customers, held 40.61% of the outstanding shares of the Class I share class. At May 31, 2024, State Street Bank & Trust Co., for the benefit of its customers, hold 26.84% of the outstanding shares of the Class R share class, respectively. At May 31, 2024, Edward D Jones and Co., for the benefit of its customers, held 34.02% of the outstanding shares of the Class Y share class.
9. Subsequent Events
On June 13, 2024, The Fund declared and paid a distribution from ordinary income of $3,103,868, $9,298,674, $4,079,440 for Class J, Class I, and Class Y, respectively, to shareholders of record as of June 12, 2024.
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events after the Statement of Assets and Liabilities as of May 31, 2024 through the date the financial statements were issued.

15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors of
The Jensen Quality Growth Fund Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Jensen Quality Growth Fund Inc. (the “Fund”) as of May 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2010.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
July 25, 2024

16

Jensen Quality Growth Fund

Class J Shares	Class R Shares	Class I Shares	Class Y Shares

Investment Adviser
Jensen Investment Management, Inc.
5500 Meadows Road, Suite 200
Lake Oswego, OR 97035
800.992.4144
Fund Administrator, Transfer Agent and Fund Accountant
U.S. Bancorp Fund Services, LLC doing business as
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Legal Counsel
Stoel Rives LLP
760 SW Ninth Avenue, Suite 3000
Portland, OR 97205
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
Distributor
Quasar Distributors, LLC
111 East Kilborn Avenue, Suite 2200
Milwaukee, WI 53202
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s [Principal Executive Officer] and [Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable

(b)	Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed August 4, 2017.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Jensen Quality Growth Fund Inc.

By (Signature and Title)*	/s/ Robert McIver
Robert McIver, President

Date	08/05/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert McIver
Robert McIver, President

Date	08/05/2024

By (Signature and Title)*	/s/ Shannon Contreras
Shannon Contreras, Treasurer

Date	08/05/2024

* Print the name and title of each signing officer under his or her signature.